Goodwill and Acquired Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

2020	$52,374
2021	47,735
2022	42,661
2023	34,254
2024	24,021
Thereafter	61,656
$262,701

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
Acquired Intangible Assets

	June 30, 2019			June 30, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name	$145,908	$(35,199)	$110,709	$99,102	$(23,821)	$75,281
Developed technology	84,980	(48,653)	36,327	55,460	(39,218)	16,242
Customer relationships	191,719	(97,392)	94,327	182,545	(70,655)	111,890
Customer network and other	15,970	(10,150)	5,820	16,289	(8,312)	7,977
Print network	25,014	(9,496)	15,518	25,716	(6,905)	18,811
Total intangible assets	$463,591	$(200,890)	$262,701	$379,112	$(148,911)	$230,201

Schedule of goodwill
The carrying amount of goodwill by reportable segment as of June 30, 2019 and June 30, 2018 was as follows:

	Vistaprint (4)	PrintBrothers	The Print Group	National Pen	All Other Businesses (4)	Total
Balance as of June 30, 2017	$151,126	$124,867	$196,938	$34,520	$7,512	$514,963
Adjustments	(58)	—	—	(86)	—	(144)
Effect of currency translation adjustments (1)	(942)	2,704	4,262	—	—	6,024
Balance as of June 30, 2018	150,126	127,571	201,200	34,434	7,512	520,843
Acquisitions (2)	—	—	2,686	—	212,286	214,972
Impairment (3)	—	—	—	—	(7,503)	(7,503)
Adjustments	—	—	—	—	(181)	(181)
Effect of currency translation adjustments (1)	(246)	(3,482)	(5,523)	—	—	(9,251)
Balance as of June 30, 2019	$149,880	$124,089	$198,363	$34,434	$212,114	$718,880
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(1) Related to goodwill held by subsidiaries whose functional currency is not the U.S. Dollar.
(2) Refer to Note 7 for additional details related to our acquisitions of BuildASign and VIDA. We also recognized goodwill related to a small acquisition of a supplier by one of our businesses within The Print Group reportable segment.
(3) During fiscal 2019 we recorded an impairment charge of $7,503, related to our Printi reporting unit. See below for additional details.
(4) Due to changes in the composition of our reportable segments during the first quarter of fiscal 2020, we reclassified the goodwill associated with our Vistaprint Corporate Solutions reporting unit from All Other Businesses to our Vistaprint reportable segment for the periods presented in the table above . Refer to Note 16 for additional details on the changes in our reportable segments.